SHORT-TERM DEBT AND LONG-TERM DEBT - Additional disclosures (Details) - Dec. 31, 2022 R$ in Millions, $ in Millions	USD ($)	BRL (R$)
Global Credit Line
LOANS AND FINANCING
Maximum borrowing capacity	$ 875	R$ 4,565